Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
2.  Share-Based Compensation

Stock Option Plans

In May 2008, the Company's stockholders approved the 2008 Equity Incentive Plan ("2008 Plan").  The 2008 Plan was amended by the Company's stockholders in May 2010 to increase the number of shares reserved for issuance under the Plan by 1,500,000 shares. In May 2011, the 2008 Plan was amended again by the Company's stockholders to increase the number of shares reserved for issuance under the Plan by 2,300,000 shares. Under the 2008 Plan, there is currently authorized for issuance and available for awards an aggregate of 5,000,000 shares of the Company's common stock, plus up to an additional 2,407,369 shares that otherwise would have reverted to the share reserve of the Company's prior incentive plan, the Company's 1999 Stock Incentive Plan, subject to an overall, aggregate share reserve limit of 7,407,369 shares. Awards under the 2008 Plan may include stock options, restricted stock, stock appreciation rights, performance awards, restricted stock units and other awards, provided that with respect to full value awards, such as restricted stock or restricted stock units, no more than 300,000 shares may be issued in the form of full value awards during the term of the 2008 Plan.  Awards under the 2008 Plan may be made to the Company's officers and other employees, its board members and consultants that it hires.  Generally, options vest over a four-year period and expire no more than seven years after the date of grant.  The 2008 Plan has a term of ten years.

Employee Stock Ownership Plan

In January 2009, the Company established the PLX Technology, Inc. Employee Stock Ownership Plan (the "ESOP"). The ESOP is a tax-qualified defined contribution retirement plan that is non-contributory.  PLX regular employees (other than nonresident aliens with no U.S.-source income, employees covered by a collective bargaining agreement, leased employees and employees of a non-participating subsidiary of PLX) who are at least 18 years old and have worked for PLX for at least 12 consecutive months are eligible to participate in the ESOP.  The Company makes a cash contribution equal to a percentage of eligible compensation that is determined annually by the Board of Directors. Eligible compensation is limited to $150,000.  The contributions are used to purchase common stock of the Company. Since the adoption of the ESOP, the Company has made annual contributions of 2% of each employee's eligible compensation up to a maximum of $3,000 for any single employee (2% of $150,000 of eligible compensation).  Eligible participants received a share allocation at the end of the plan year based on the contributions plus an additional allocation for forfeitures that occurred during the plan year.  The shares and forfeitures are allocated to each ESOP participant who is employed on the last day of the ESOP Plan Year (December 31) in the same proportion that the compensation (up to the $150,000 limit) of each ESOP participant bears to the eligible compensation of all ESOP participants.

Share-Based Compensation Expense

The fair value of share-based awards to employees is calculated using the Black-Scholes option pricing model, which requires subjective assumptions, including future stock price volatility and expected time to exercise, which greatly affect the calculated values.

The weighted-average fair value of share-based compensation to employees is based on the multiple option valuation approach. Forfeitures are estimated and it is assumed no dividends will be declared. The estimated fair value of share-based compensation awards to employees is amortized using the straight-line method over the vesting period of the options. The weighted-average fair value calculations are based on the following average assumptions:

	Years Ended December 31,
	2011	2010	2009
Volatility	0.61	0.62	0.62
Expected term of options (in years)	4.32	4.19	4.51
Risk-free interest rate	1.21%	1.61%	2.34%

Risk-Free Interest Rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option.

Expected Term. The Company's expected term represents the weighted-average period that the Company's stock options are expected to be outstanding. The expected term is based on the observed and expected time to post-vesting exercise of options by employees. The Company uses historical exercise patterns of previously granted options in relation to stock price movements to derive an employee behavioral pattern used to forecast expected exercise patterns.

Expected Volatility. The Company believes that historical volatility best represents expected volatility due to the lack of market data consistently available to calculate implied volatility. The historical volatility is based on the weekly closing prices of its common stock over a period equal to the expected term of the option and is a strong indicator of the expected future volatility.

These factors could change in the future, which would affect the share-based compensation expense in future periods.

As share-based compensation expense recognized in the Consolidated Statements of Operations for the fiscal years 2011, 2010 and 2009 is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are estimated based on historical experience at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The following table shows total share-based compensation and employee stock ownership plan expenses recorded for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Years Ended December 31,
	2011	2010	2009
Cost of revenues	$47	$33	$91
Research and development	485	602	862
Selling, general and administrative	1,138	863	1,767
Discontinued operations	660	113	-
Total share-based compensation expense	$2,330	$1,611	$2,720

The 2009 share-based compensation expense included $1.6 million of share-based compensation expense related to the unamortized expense of options accelerated in connection with the Company's tender offer.  For more information on the tender offer, refer to the 'Tender Offer' section in this Note 2.

A summary of option activity under the Company's stock equity plans during the years ended December 31, 2011, 2010 and 2009 are as follows:

				Weighted Average
				Remaining	Aggregate
	Options Available	Number of	Weighted Average	Contractual Term	Intrinsic
Options	for Grant	Shares	Exercise Price	(in years)	Value
Outstanding at December 31, 2008	1,312,185	4,759,843	$9.80	4.20	$1,262
Granted	(1,265,400)	1,265,400	2.43
Exercised	-	(8,000)	3.22
Cancelled	3,191,447	(3,191,447)	11.62
Retired (1)	(2,133,278)	-	-
Plan Termination (2)	(234,144)	-	-

Outstanding at December 31, 2009	870,810	2,825,796	4.36	5.14	$1,794,310
Authorized	1,500,000	-	-
Granted	(1,581,000)	1,581,000	4.27
Exercised	-	(92,188)	2.42
Cancelled	111,955	(111,955)	5.65
Plan Termination (2)	(3,041)	-	-

Outstanding at December 31, 2010	898,724	4,202,653	4.34	5.06	$2,314,975
Authorized	2,300,000	-	-
Granted	(1,484,500)	1,484,500	3.44
Exercised	-	(196,747)	1.84
Cancelled	878,039	(878,039)	4.35
Plan Termination (2)	(1,500)	-	-

Outstanding at December 31, 2011	2,590,763	4,612,367	4.15	4.61	$872,567

Exercisable at December 31, 2011		2,273,583	$4.77	3.47	$614,615

(1)	Represents options that were tendered and retired pursuant to the Company's 2009 tender offer program.
(2)	Represents options cancelled and no longer issuable under the 1998 Stock Incentive Plan and the Sebring Systems, Inc. 1997 Stock Option/Issuance Plan.

The Black-Scholes weighted average fair values of options granted during the years ended December 31, 2011, 2010 and 2009 were $1.69, $2.08, and $1.20, respectively.

The following table summarizes ranges of outstanding and exercisable options as of December 31, 2011:

	Options Outstanding			Options Exercisable

		Weighted Average
		Remaining	Weighted		Weighted
Range of		Contractual Term	Average		Average
Exercise Price	Number	(in years)	Exercise Price	Number	Exercise Price
$1.50-$2.05	976,928	3.90	$2.01	713,533	$2.01
$2.06-$3.48	1,276,861	5.82	3.26	337,906	3.34
$3.49-$3.87	956,883	5.30	3.76	219,867	3.83
$3.88-$7.03	991,845	4.43	5.12	592,427	5.23
$7.04-$16.65	409,850	1.36	10.59	409,850	10.59
Total	4,612,367	4.61	$4.15	2,273,583	$4.77

The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 were $0.3 million, $0.3 million, and $2,000, respectively.

The fair value of options vested during the year ended December 31, 2011 was approximately $2.8 million.

As of December 31, 2011, total unrecognized compensation costs related to nonvested stock options net of estimated forfeitures was $1.6 million which is expected to be recognized as expense over a weighted average period of approximately 1.31 years.

Tender Offer

On March 31, 2009, the Company commenced an offer to purchase for cash certain outstanding options held by its employees (including officers) and directors, and filed associated documents with the SEC under Schedule TO.  Options to purchase 3,262,809 shares of our common stock were eligible for purchase under the offer.  Eligible options must have had an exercise price of at least $5.50 and must have met other conditions set forth in the offer.  The amount of cash offered for eligible options was based on the Black-Scholes valuation of each eligible option, subject to a minimum of $0.05 per share, and ranged from $0.05 to $1.42 per share.

On May 1, 2009, upon the closing of the offer, options to purchase 2,533,278 shares of the Company's common stock were validly tendered and not withdrawn, and the Company accepted the repurchase of these options.  Each eligible optionee who validly tendered eligible options pursuant to the offer to purchase received a cash payment in the range of $0.05 to $1.42 per optioned share for an aggregate amount of $0.9 million.  The Company recognized $1.6 million in share-based compensation expenses associated with the acceleration of unamortized compensation expenses on the previously unvested tendered options in the second quarter of 2009. The aggregate amount of the payments made in exchange for eligible options was charged to stockholders' equity to the extent that the amount did not exceed the fair value of the eligible options accepted for payment, as determined at the purchase date. The amount paid in excess of that fair value of $16,000, as determined at the purchase date, was also recorded as compensation expense.

The Company returned to its 2008 Equity Incentive Plan the first 400,000 shares underlying options purchased pursuant to the offer that were originally issued under the 2008 plan or our 1999 Stock Incentive Plan.  These options have become available for future grant. The Company retired the remaining 2,133,278 tendered options.